Consolidated Statements of Cash Flows (Unaudited) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 1,565,000	$ (1,951,000)
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Depreciation and amortization	922,000	1,154,000
Amortization of advances to registered representatives	349,000	265,000
Compensatory element of common stock option issuances	379,000	10,000
Loss on investment in unaffilated entity	162,000
Loss on disposition of unconsolidated joint venture		1,051,000
Amortization of note discount		247,000
Provision for bad debt	(96,000)	(201,000)
Net realized and unrealized (gain) loss on securities	(1,202,000)	23,000
Changes in operating assets and liabilities
Restricted cash	(92,000)
Deposits with clearing organizations		50,000
Receivables from broker-dealers, clearing organizations and others	(1,722,000)	(786,000)
Securities owned: marketable, at market value	1,526,000	(307,000)
Securities owned: non-marketable, at fair value	(39,000)	10,000
Other assets	(276,000)	(30,000)
Accounts payable, accrued expenses and other liabilities	2,024,000	773,000
Securities sold, but not yet purchased, at market	14,000	(1,000)
Net cash provided by operating activities	3,514,000	307,000
CASH FLOWS FROM INVESTING ACTIVITIES
Capital contribution to unconsolidated joint venture		(550,000)
Purchase of fixed assets	(241,000)	(221,000)
Net cash used in investing activities	(241,000)	(771,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of convertible notes payable		5,000,000
Principal repayment of convertible notes payable	(1,800,000)	(4,200,000)
Repayment of subordinated borrowings	(1,000,000)	(100,000)
Proceeds from issuance of subordinated borrowings		1,000,000
Net proceeds from issuance of common stock	11,578,000
Net cash provided by financing activities	8,778,000	1,700,000
NET INCREASE IN CASH	12,051,000	1,236,000
CASH BALANCE
Beginning of the year	7,934,000	6,698,000
End of the year	19,985,000	7,934,000
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Interest	415,000	617,000
Income taxes	47,000	0
SUPPLEMENTAL DISCLOSURES OF NONCASH INVESTING AND FINANCING ACTIVITIES
Series A preferred stock dividends		715,000
Common Stock to Liability [Member]
SUPPLEMENTAL DISCLOSURES OF NONCASH INVESTING AND FINANCING ACTIVITIES
Conversion of debt	313,000	515,000
Series A Preferred Stock to Common Stock [Member]
SUPPLEMENTAL DISCLOSURES OF NONCASH INVESTING AND FINANCING ACTIVITIES
Conversion of stock		83,000
Series C Preferred Stock to Common Stock [Member]
SUPPLEMENTAL DISCLOSURES OF NONCASH INVESTING AND FINANCING ACTIVITIES
Conversion of stock	2,551,000
Series D Preferred Stock to Common Stock [Member]
SUPPLEMENTAL DISCLOSURES OF NONCASH INVESTING AND FINANCING ACTIVITIES
Conversion of stock	3,605,000
Series E Subordinated Note to Common Stock [Member]
SUPPLEMENTAL DISCLOSURES OF NONCASH INVESTING AND FINANCING ACTIVITIES
Conversion of stock	5,000,000
Warrants to Equity [Member]
SUPPLEMENTAL DISCLOSURES OF NONCASH INVESTING AND FINANCING ACTIVITIES
Conversion of debt	$ 259,000